Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of fair value debt obligation
All financial instruments of the Company are reflected in the accompanying Consolidated Balance Sheets at amounts which, in management's judgment, reasonably approximate their fair values, except those instruments listed below:

	December 31, 2013		December 31, 2012
	Carrying Amounts	Fair Value	Carrying Amounts	Fair Value

Mortgage and secured loans payable	$4,021,259	$4,179,640	$6,115,269	$6,161,656
Notes payable	339,851	371,393	384,087	395,280
Credit facility	1,620,179	1,620,179	—	—
Total debt obligations	$5,981,289	$6,171,212	$6,499,356	$6,556,936

Financing liabilities	$175,111	$175,111	$174,440	$174,440